Commitments	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments
20.	COMMITMENTS

(a)	Capital commitments

As of March 31, 2014 and 2013, the Company had capital commitments contracted but not provided for of US$126,792 and US$4,211,595, respectively, for the purchase of property, plant and equipment.

(b)	Operating lease commitments

In addition to the land use rights described in note 12 to the consolidated financial statements, the Company has entered into various operating lease arrangements for parking lots, motor vehicles, equipment, land and office premises. The Company recorded rental expenses, excluding the land use rights payments described in note 12 to the consolidated financial statements, for the fiscal years ended March 31, 2014, 2013 and 2012 of US$247,234, US$361,918 and US$352,206, respectively. The Company has leased out certain manufacturing facilities machineries to third parties, and recorded lease rental income of US$1,292,903, US$177,556 and nil for the fiscal years ended March 31, 2014, 2013 and 2012, respectively.

Future minimum lease payments under non-cancelable operating leases as of March 31, 2014 and 2013 were as follows:

	March 31, 2014	March 31, 2013
	US$	US$
Payable:
Within one year	381,394	754,386
Over one year but not exceeding two years	352,290	374,706
Over two years but not exceeding three years	352,290	352,478
Over three years but not exceeding four years	352,290	352,478
Over four years but not exceeding five years	352,290	352,478
Over five years	8,572,401	8,929,433

	10,362,955	11,115,959

Subsequent to March 31, 2014, a subsidiary renewed the tenancy agreement with a related company and extended the leasing term for one year to March 31, 2015, with future lease payments due of US$92,815 not reflected in the table above.

Future minimum rentals receivable under non-cancelable operating leases as of March 31, 2014 and 2013 were as follows:

	March 31, 2014	March 31, 2013
	US$	US$
Receivable:
Within one year	511,923	321,057

Subsequent to March 31, 2014, some subsidiaries entered into five-year lease agreements with a third party to lease out certain manufacturing facilities together with machineries that were previously used by the EMS segment with total future lease payments receivables of US$10,189,226 not reflected in the table above.